Segmented information (Tables)	9 Months Ended
May 31, 2026
Schedule of revenue

	Three months ended May 31,		Nine months ended May 31,
Revenue	2026	2025	2026	2025
Tanzania	$32,848	$12,474	$92,037	$34,109
Total revenue	$32,848	$12,474	$92,037	$34,109

Schedule of non current assets

Non-current assets	May 31, 2026	August 31, 2025
Canada	$106	$12
Tanzania	107,451	91,397
Total non-current assets	$107,557	$91,409